Total
Cambria Global Real Estate ETF
Cambria Global Real Estate ETF
Investment Objective
The Fund seeks income and capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Cambria Global Real Estate ETF Cambria Global Real Estate ETF
Management Fee:	0.59%	[1]
Distribution and/or Service (12b-1) Fees:	none
Other Expenses:	none
Total Annual Fund Operating Expenses:	0.59%
[1]	Pursuant to the Fund’s investment advisory agreement, the Fund pays the Adviser (defined below) a unitary management fee. The Adviser, in turn, bears all of the Fund’s expenses, except for the management fee, payments under the Fund’s 12b-1 plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expense and other extraordinary expenses (including litigation to which Cambria ETF Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto).

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	One Year:	Three Years:	Five Years:	Ten Years:
Cambria Global Real Estate ETF | Cambria Global Real Estate ETF | USD ($)	60	189	329	738

Portfolio Turnover

The Fund may pay transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended April 30, 2024, the Fund’s portfolio turnover rate was 77% of the average value of its portfolio.

Principal Investment Strategies

The Fund is actively managed and seeks to achieve its investment objective by investing, under normal market conditions, primarily in the securities of domestic and foreign, including developed and emerging market, companies principally engaged in the real estate sector and real-estate related industries (collectively, “real estate companies”) that exhibit favorable multi-factor metrics, such as value, quality and momentum, according to a quantitative methodology developed by Cambria Investment Management, L.P., the Fund’s investment adviser (“Cambria”). For investment purposes, real estate companies are defined as (i) exchange-listed real estate investment trusts (“REITs”) and (ii) companies included in the real estate sector according to the Global Industry Classification Standards (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC. A REIT is a company that pools investor funds to invest primarily in income producing real estate or real estate related loans or interests. REITs are not taxed on income distributed to their shareholders if, among other things, they distribute substantially all of their taxable income (other than net capital gains) for each taxable year. Under normal market conditions, at least 80% of the value of the Fund’s net assets (plus borrowings for investment purposes) will be invested in the securities of real estate companies.

Cambria selects Fund securities by beginning with the broad global universe of real estate companies and using its quantitative methodology to screen for securities that pass certain market capitalization and liquidity requirements. Cambria then utilizes a proprietary algorithm to identify the securities of real estate companies that are attractive from a multi-factor perspective. Cambria’s algorithm identifies companies based on (i) value metrics, including, but not limited to, price-to-sales (P/S) ratio, price-to-earnings (P/E) ratio, funds from operations (FFO), dividend yield, and enterprise multiple (EV/EBITDA), (ii) quality metrics, such as accruals or debt/asset ratios, and (iii) momentum metrics, including trailing (preceding) 12-month total returns. For additional information about the algorithm and its multi-factor metrics, see the section titled “Additional Information about the Fund’s Investment Strategies and Risks.”

The Fund employs a “momentum” style of investing that emphasizes investing in securities that have had higher recent price performance compared to other securities. With respect to momentum metrics, momentum is defined as an upward (positive) or downward (negative) price movement of a security (or an asset class), generating positive or negative investment returns, over the course of a predefined observation period. Cambria uses traditional stock-price momentum metrics. As an example, 12-month momentum would be calculated by observing the company’s stock returns during the trailing 12-month period. A company’s 12-month total returns include any dividends realized during this observation period, which spans from a recent end date to a start date 12 months prior.

Under normal market conditions, at least 40% of the Fund is expected to be composed of real estate companies issued and listed outside the United States that, in the aggregate, are tied economically to a number of countries throughout the world. As of August 1, 2024, the Fund had significant investment exposure to real estate companies issued and listed in the United States; however, the Fund’s geographic exposure may change from time to time.

The Fund concentrates (holds more than 25% of) its assets in real estate-related industries. Securities of “real estate-related industries” means securities classified in one of these two industry groups of the Real Estate sector, as determined by GICS: (1) Equity REITs and (2) Real Estate Management & Development.

Within each of the two broad global regions, United States and ex-United States, Cambria selects approximately the top 20% of real estate companies, based on the application of its algorithm, used in conjunction with its quantitative, multi-factor methodology. Cambria expects the Fund’s portfolio to be comprised of between 50 and 100 constituents of approximate equal weight. The Fund’s portfolio is rebalanced periodically, but no less frequently than annually, to meet Cambria’s internal target allocations, which are developed pursuant to Cambria’s quantitative strategy. The Fund may sell a security when Cambria believes that the security is overvalued or better investment opportunities are available, to invest in cash and cash equivalents, or to meet redemptions.

Principal Risks
Performance

The following bar chart and table indicate the risks of investing in the Fund by showing how the Fund’s average annual total returns compare with those of the MSCI ACWI Index, which is a relevant broad-based securities market index that provides a measure of the performance of the overall global equity market. Performance is also shown for an additional index, the FTSE EPRA Nareit Global REITs Index, which measures the total return of size- and liquidity-screened stocks of certain real estate companies that qualify for REIT status under the tax law in the country of domicile. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at www.cambriafunds.com.

Total Annual Returns for Calendar Year Ended December 31

As of June 30, 2024, the Fund’s year-to-date total return was -0.87%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

Best: 12.79%, for the quarter ended December 31, 2022.

Worst: -14.52%, for the quarter ended June 30, 2022.

Average Annual Total Returns for the period ending December 31, 2023
Average Annual Returns - Cambria Global Real Estate ETF	Label	1 Year		Since Inception		Inception Date
Cambria Global Real Estate ETF	Return Before Taxes	2.54%		6.74%		Sep. 23, 2020
Cambria Global Real Estate ETF | Return After Taxes on Distributions	Return After Taxes on Distributions	0.77%		4.45%		Sep. 23, 2020
Cambria Global Real Estate ETF | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	1.80%		4.42%		Sep. 23, 2020
MSCI ACWI Index (Reflects no deduction for fees, expenses or taxes)	MSCI ACWI Index (Reflects no deduction for fees, expenses or taxes)	22.81%	[1]	11.09%	[1]	Sep. 23, 2020	[1]
FTSE EPRA Nareit Global REITs Index (Reflects no deduction for fees, expenses or taxes)	FTSE EPRA Nareit Global REITs Index (Reflects no deduction for fees, expenses or taxes)	10.89%	[1]	8.90%	[1]	Sep. 23, 2020	[1]
[1]	In connection with newly adopted SEC regulations applicable to the Fund, the MSCI ACWI Index is the Fund’s new broad-based securities market index. Performance information is also shown for the FTSE EPRA Nareit Global REITs Index, the Fund’s previous broad-based securities market index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.